Exploration And Evaluation - Summary of Exploration And Evaluation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		$ 668
Additions		40	$ 134
Carrying amount, Ending balance		721	668
Exploration commitments		3,841	4,245
Exploration and evaluation assets [member] | Asia Pacific [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		4	3
Exploration and evaluation assets [member] | Asia Pacific [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		568	529
Additions		17	79
Expensed		(3)	(31)
Transferred exploration and evaluation		(11)	(9)	[1]
Carrying amount, Ending balance		571	568
Exploration and evaluation assets [member] | Americas [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments			1
Exploration and evaluation assets [member] | Americas [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		76	240
Additions		81	161
Amortisation of licence acquisition costs		(8)	(2)
Expensed			(28)
Transferred exploration and evaluation	[1]		(295)
Carrying amount, Ending balance		149	76
Exploration and evaluation assets [member] | Africa [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		10	35
Exploration and evaluation assets [member] | Africa [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		24	38
Additions		1	6
Amortisation of licence acquisition costs			(2)
Expensed		(6)	(18)
Transferred exploration and evaluation		(18)
Carrying amount, Ending balance		1	24
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		14	39
Exploration and evaluation assets [member] | Other [member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		668	807
Additions		99	246
Amortisation of licence acquisition costs		(8)	(4)
Expensed		(9)	(77)
Transferred exploration and evaluation		(29)	(304)	[1]
Carrying amount, Ending balance		$ 721	$ 668

[1]	On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of $274 million were transferred to property, plant and equipment.